Statement of Financial Position - Parenthetical - $ / shares	Feb. 28, 2018	Aug. 31, 2017
Balance Sheets
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	650,000,000	650,000,000
Common Stock, Shares Issued	437,040,839	351,229,209
Common Stock, Shares Outstanding	437,040,839	351,229,209